GOODWILL AND INTANGIBLES Schedule of Intangibles (Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ (900,000)
Finite-Lived Intangible Assets, Amortization Expense, Year Two	(900,000)
Finite-Lived Intangible Assets, Amortization Expense, Year Three	(900,000)
Finite-Lived Intangible Assets, Amortization Expense, Year Four	(900,000)
Finite-Lived Intangible Assets, Amortization Expense, Year Five	(900,000)
Goodwill, Impairment Loss	0
Chili's Restaurants [Member]
Schedule of Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 1,200,000	$ 1,300,000	$ 1,400,000